9. EMPLOYEE EQUITY INCENTIVE PLAN - Employee Stock Option Program (Details) - Quarterly Report - $ / shares	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Apr. 08, 2015	Feb. 27, 2015
Shares Under warrants, Outstanding	342,000	524,000		50,000	100,000
Remaining Life in Years, Outstanding	3 years	3 years
Stock Option Plan 1
Exercise Price per Share, Outstanding			$ 0.10
Shares Under warrants, Outstanding			1,750,000
Remaining Life in Years, Outstanding			9 years
Exercise Price per Share, Exercisable			$ 0.10
Shares Under warrants, Exercisable			625,000
Remaining Life in Years, Exercisable			9 years
Stock Option Plan 2
Exercise Price per Share, Outstanding			$ 0.50
Shares Under warrants, Outstanding			1,065,000
Remaining Life in Years, Outstanding			10 years
Exercise Price per Share, Exercisable			$ 0.50
Shares Under warrants, Exercisable			532,584
Remaining Life in Years, Exercisable			10 years
Stock Option Plan 3
Exercise Price per Share, Outstanding			$ 0.60
Shares Under warrants, Outstanding			105,000
Remaining Life in Years, Outstanding			10 years
Exercise Price per Share, Exercisable			$ 0.60
Shares Under warrants, Exercisable			17,498
Remaining Life in Years, Exercisable			10 years